Income Taxes - Tax Expense by Geographic Location (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Taxes
Total current tax expense	€ 1,752	€ 1,651	€ 1,403
Total deferred tax income	(241)	(668)	(161)
Total income tax expense	1,511	983	1,242
Germany
Income Taxes
Total current tax expense	733	935	866
Total deferred tax income	57	(584)	(38)
Foreign
Income Taxes
Total current tax expense	1,019	716	537
Total deferred tax income	€ (298)	€ (84)	€ (123)